8. WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
Stock Warrants

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.50	3,056,670	4.42	3,056,670
0.60	50,000	2.52	50,000
0.65	2,364,000	4.81	2,364,000
0.83	100,000	3.30	100,000
0.90	5,070,002	1.97	5,070,002
1.00	670,000	0.22	670,000
1.06	146,200	1.23	146,200
3.00	407,475	1.11	407,475
	11,864,347	3.04	11,864,347

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.001	1,000,000	1.53	1,000,000
0.40	1,604,041	0.23	1,604,041
0.50	1,619,338	4.14	1,619,338
0.60	50,000	3.27	50,000
0.83	100,000	4.04	100,000
0.90	9,725,002	2.76	9,725,002
1.00	796,000	0.93	796,000
1.06	146,200	1.98	146,200
3.00	407,475	1.86	407,475
	15,448,056	2.44	15,448,056

Strock warrant activity
			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	15,448,056	$0.81	2.4	4,225,936
Grants	4,484,000	0.58		—
Exercised	(7,248,668)	0.68
Expired	(819,041)	0.48
Outstanding at September 30, 2017	11,864,347	$0.83	3.0	$—

Vested and expected to vest at September 30, 2017	11,864,347	$0.83	3.0	$—
Exercisable at September 30, 2017	11,864,347	$0.83	3.0	$—

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	9,324,000	$0.26	4.3
Grants	2,220,950	0.11	5.0
Exercised	(2,526,341)	0.25	1.3
Canceled	-	-	-
Outstanding at December 31, 2015	9,018,609	$0.42	2.26	6,857,509
Grants	13,164,340	0.72	2.51	-
Exercised	(6,734,893)	0.25
Canceled	-
Outstanding at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936

Vested and expected to vest at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936
Exercisable at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936